SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Treasury Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jul. 14, 2025	Nov. 12, 2024
Accounting Policies [Abstract]
Share repurchase program, amount			$ 20.0	$ 20.0
Treasury stock acquired (in shares)	2,253,200	585,728
Treasury stock acquired	$ 21.4	$ 5.3